Commitments and Contingencies - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
Sublease income	$ 0.3	$ 0.4	$ 0.2
Rent expense, net	$ 7.0	$ 4.4	$ 3.7